TAXATION (Details 4) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement of valuation allowance, current
Balance at beginning of the year	¥ 1,922,668	¥ 14,696,517	¥ 13,814,868
Additions in current year	3,128,771	430,256	881,649
Reversals in current year	(1,839,975)	(13,204,105)
Balance at the end of the year	3,211,464	1,922,668	14,696,517
Movement of valuation allowance, non-current
Balance at beginning of the year	87,815,822	75,000,610	52,333,898
Additions in current year		24,944,528	22,666,712
Reversals in current year	(51,852,063)	(12,006,661)
Expirations in current year	(490)	(122,655)
Balance at the end of the year	¥ 35,963,269	¥ 87,815,822	¥ 75,000,610